SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000
                            JNL VARIABLE FUND III LLC


Effective January 31, 2001, Jackson National Financial Services, LLC ("JNFS, LLC") will merge into Jackson National Asset Management, LLC ("JNAM, LLC"). For all purposes, JNAM, LLC will be deemed a party in lieu of JNFS, LLC and JNAM, LLC will be responsible for the performance of all duties and obligations currently assumed by JNFS, LLC. Management of JNFS, LLC anticipates that this transition should be seamless. The management of JNAM, LLC is the same as that of JNFS, LLC. At a meeting held on November 9, 2000, the Board of Managers of JNL Variable Fund III LLC (the "Fund") approved JNAM, LLC as the advisor of each Series of the Fund and also approved all agreements between JNAM, LLC and each Series of the Fund.

All references in the prospectus to Jackson National Financial Services, LLC should be deleted and replaced with Jackson National Asset Management, LLC.



This Supplement is dated January 31, 2001.

(To be used with VC3657 Rev. 09/00)

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                   DATED MAY 1, 2000, as amended, MAY 11, 2000
                            JNL VARIABLE FUND III LLC

Effective January 31, 2001, Jackson National Financial Services, LLC ("JNFS, LLC") will merge into Jackson National Asset Management, LLC ("JNAM, LLC"). For all purposes, JNAM, LLC will be deemed a party in lieu of JNFS, LLC and JNAM, LLC will be responsible for the performance of all duties and obligations currently assumed by JNFS, LLC. Management of JNFS, LLC anticipates that this transition should be seamless. The management of JNAM, LLC is the same as that of JNFS, LLC. At a meeting held on November 9, 2000, the Board of Managers of JNL Variable Fund III LLC (the "Fund") approved JNAM, LLC as the advisor of each Series of the Fund and also approved all agreements between JNAM, LLC and each Series of the Fund.

All references in the Statement of Additional Information to Jackson National Financial Services, LLC should be deleted and replaced with Jackson National Asset Management, LLC.



This Supplement is dated January 31, 2001.

(To be used with V3690 Rev. 05/00)